Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 18, 2022
Entity Registrant Name	dei_EntityRegistrantName	BBH Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001342947
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 18, 2022
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
BBH Partner Fund - International Equity | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBHLX